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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06537

Invesco Trust for Investment Grade New York Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade New York Municipals Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	VK-CE-IGNYM-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–156.14%(a)

New York–147.88%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB (b)(c)	5.75%	11/15/17	$1,000	$1,117,210
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (d)	5.00%	12/15/25	500	554,485
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (b)(c)	6.25%	11/15/20	2,360	2,948,490
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	3,700	4,231,838
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (e)	0.00%	07/15/34	8,315	3,448,230
Series 2009, PILOT RB	6.25%	07/15/40	1,565	1,829,235
Series 2009, PILOT RB	6.38%	07/15/43	1,025	1,200,747
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/43	1,260	1,381,275
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB (f)(g)	5.00%	01/01/35	2,700	2,887,650
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/32	650	713,070
Series 2012, RB	5.00%	08/01/42	2,250	2,409,255
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	2,400	2,437,608
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (h)	5.25%	05/01/28	2,500	2,898,150
Series 2011 A, School Facility RB (h)	5.25%	05/01/30	2,710	3,134,115
Series 2011 A, School Facility RB (h)	5.25%	05/01/31	1,000	1,149,890
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,150	1,986,987
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (f)	5.20%	12/01/23	2,650	2,691,234
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	3,115	3,461,108
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	3,160	3,610,837
Long Island Power Authority; Series 2006 E, Electric System General RB	5.00%	12/01/17	1,975	2,108,451
Series 2009 A, Electric System General RB	5.75%	04/01/39	635	715,848
Series 2009 A, Electric System General RB	6.25%	04/01/33	1,860	2,155,331
Madison (County of) Industrial Development Agency (Morrisville State College Foundation); Series 2005 A, Civic Facility RB (INS-CIFG) (d)	5.00%	06/01/28	1,000	1,010,100
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	500	567,570
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	1,535	1,772,127
Series 2012 H, RB	5.00%	11/15/30	750	861,270
Series 2013 E, RB	5.00%	11/15/30	2,750	3,142,810
Subseries 2011 B-2, Dedicated Tax Fund RB	5.00%	11/15/32	1,360	1,559,226
Monroe County Industrial Development Corp. (Monroe Community College Association, Inc.); Series 2014 A, Ref. RB (INS-AGM) (d)	5.00%	01/15/38	1,750	1,923,442
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	880	950,655
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/34	1,000	1,130,250
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	2,030	2,250,783
Series 2013 A, RB	5.00%	07/01/38	1,000	1,111,920
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	420	417,190
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	152	7,594
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/33	1,000	1,102,370
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	2,070	2,272,260
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	2,250	2,395,462
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	993,480

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997, Special Obligation RB (INS-NATL) (d)(f)	5.75%	12/01/22	$2,000	$2,011,100
Series 1997 6, Special Obligation RB (INS-NATL) (d)(f)	5.75%	12/01/25	2,500	2,507,425
Series 2010, Special Obligation RB	6.00%	12/01/42	1,930	2,265,666
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB (f)(h)	5.00%	11/01/25	10,000	10,814,600
One Hundred Forty-Fourth Series 2006, Consolidated RB (h)	5.00%	10/01/35	10,000	10,505,800
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	3,985	4,001,777
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/21	2,445	2,763,461
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (d)	5.25%	11/01/37	3,700	4,026,007
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (d)	5.00%	01/01/36	2,860	2,931,014
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.); Series 2005, Special Facility RB (f)	5.50%	01/01/19	3,710	3,820,484
Series 2005, Special Facility RB (f)	5.50%	01/01/20	3,000	3,085,710
Series 2005, Special Facility RB (f)	5.50%	01/01/21	4,000	4,116,480
Series 2005, Special Facility RB (f)	5.50%	01/01/24	2,000	2,055,700
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	3,000	3,454,920
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	600	686,634
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	3,000	3,385,950
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/38	2,950	3,307,304
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	1,650	1,883,657
Series 2009 S-3, Building Aid RB (h)	5.25%	01/15/27	4,500	5,074,020
Series 2009 S-3, Building Aid RB (h)	5.25%	01/15/39	2,500	2,786,350
Subseries 2009 A-1, Future Tax Sec. RB (h)	5.00%	05/01/28	625	706,406
Subseries 2009 A-1, Future Tax Sec. RB (h)	5.00%	05/01/29	500	564,110
Subseries 2009 A-1, Future Tax Sec. RB (h)	5.00%	05/01/30	500	563,295
Subseries 2011 D-1, Future Tax Sec. RB (h)	5.00%	11/01/33	13,500	15,397,830
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	1,135	1,324,284
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	1,880	2,082,908
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (h)	5.00%	04/01/28	2,250	2,504,565
Series 2008 1A, Ref. RB	5.00%	04/01/31	1,550	1,717,571
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/33	2,000	2,266,980
New York (City of); Subseries 2008 A-1, Unlimited Tax GO Bonds (h)	5.25%	08/15/27	1,140	1,271,909
Subseries 2008 A-1, Unlimited Tax GO Bonds (h)	5.25%	08/15/28	1,140	1,271,909
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	4,050	4,626,801
Subseries 2008 G-1, Unlimited Tax GO Bonds (b)(c)	6.25%	12/15/18	375	442,031
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	25	29,402
Subseries 2008 I-1, Unlimited Tax GO Bonds (h)	5.00%	02/01/26	10,000	10,952,000
Subseries 2008 L-1, Unlimited Tax GO Bonds (h)	5.00%	04/01/27	10,000	10,981,700
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	3,500	3,953,180
New York (Counties of) Tobacco Trust; Series 2005 S1, Pass Through CAB RB (e)	0.00%	06/01/38	10,815	2,486,044
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/43	3,010	3,426,584
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, RB	5.75%	07/01/33	540	605,680
Series 2012 A, RB	5.00%	07/01/28	1,000	1,093,750
Series 2012 A, RB	5.00%	07/01/29	1,000	1,088,180
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/27	700	885,094
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/30	1,750	2,247,297
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (d)	5.50%	05/15/31	445	576,693

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (INS-AGM) (d)	5.75%	11/01/40	$1,255	$1,446,613
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (h)	5.00%	07/01/35	3,990	4,175,096
Series 2010 A, RB	5.00%	07/01/40	1,000	1,127,660
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	2,150	2,473,381
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (d)	5.25%	07/01/28	2,065	2,358,870
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (INS-AGC) (d)	5.00%	07/01/33	1,415	1,551,562
Series 2011 A, RB	5.13%	07/01/29	500	575,890
Series 2014, RB	5.00%	07/01/44	1,000	1,112,590
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (h)	5.00%	03/15/30	3,000	3,429,780
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-AGC) (d)	5.00%	07/01/41	2,715	2,850,316
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (d)	5.50%	07/01/23	3,750	4,579,987
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (d)	5.00%	02/15/27	255	271,840
Series 2007 F, RB (b)(c)	5.00%	02/15/17	2,245	2,411,893
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (d)	5.00%	08/01/29	1,000	1,003,840
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	2,125	2,309,301
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,750	1,930,320
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	500	574,360
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-AMBAC) (d)	5.50%	07/01/31	2,500	3,085,550
Series 2001 1, RB (INS-BHAC) (d)	5.50%	07/01/31	1,115	1,397,273
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (b)(c)	5.50%	05/01/19	1,250	1,385,300
Series 2011 A, RB	5.00%	05/01/32	500	546,920
Subseries 2005 A, RB	5.00%	11/01/26	2,125	2,230,166
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, RB	5.00%	12/01/45	1,075	1,119,677
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/25	1,145	1,281,919
Series 2013 A, RB	5.00%	05/01/29	1,300	1,429,727
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/44	1,085	1,199,164
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, RB (INS-AGC) (d)	5.13%	07/01/39	1,000	1,082,850
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,750	1,976,380
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	1,870	2,125,592
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (b)(c)	5.75%	10/01/18	2,500	2,879,125
Series 2009 C, RB (INS-AGC) (d)	5.00%	10/01/24	500	562,960
Series 2011 A, RB	5.00%	10/01/25	1,195	1,382,926
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	2,780	3,134,506
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	1,500	1,598,295
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 B, RB	5.25%	05/15/19	2,670	2,949,496
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	2,815	3,242,824
New York (State of) Dormitory Authority (The New School); Series 2010, RB	5.50%	07/01/40	2,755	3,131,361
Series 2011, Ref. RB	5.00%	07/01/31	1,750	1,911,840
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/44	2,130	2,350,881

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	$2,125	$2,190,747
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (d)(f)	5.25%	02/15/28	2,000	2,206,240
Series 2010 E, General Purpose Personal Income Tax RB	5.00%	02/15/40	500	564,110
Series 2014 C, Personal Income Tax RB (h)	5.00%	03/15/41	6,000	6,712,080

New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (i)	12.34%	04/01/20	1,500	1,503,480
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	1,770	1,978,152
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	410	464,264
New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/27	1,000	1,113,140
Series 2014 J, RB	5.00%	01/01/34	4,085	4,563,353
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (h)	5.00%	12/15/32	12,500	14,484,125
New York City Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/30	2,780	3,064,839
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (g)	5.00%	11/15/44	2,895	2,965,117
Series 2014, Class 3, Ref. Liberty RB (g)	7.25%	11/15/44	1,085	1,307,241
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	2,125	2,402,206
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (h)	5.00%	09/15/40	14,445	16,350,440
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	3,215	3,543,026
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	2,785	3,168,188
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/37	2,145	2,613,575
New York Local Government Assistance Corp.; Series 1993 C, Ref. RB	5.50%	04/01/17	1,640	1,747,568
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/39	1,905	2,155,603
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,570	1,792,595
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	840,765
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/25	2,000	2,240,100
Niagara Falls (City of) Public Water Authority; Series 2005, Water & Sewer System RB (INS-SGI) (d)	5.00%	07/15/26	1,000	1,002,340
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (f)	5.00%	04/01/28	1,000	1,114,960
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/40	725	801,299
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (d)	5.00%	06/15/23	940	1,118,515
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	475	475,656
Series 1999 B, Civic Facility RB	6.00%	12/01/19	450	451,175
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	2,435	2,606,205
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.13%	07/01/31	2,250	2,409,795
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/45	1,435	1,536,612
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (h)	5.00%	10/15/31	7,235	8,520,008
Saratoga (County of) Industrial Development Agency (Saratoga Hospital); Series 2007 B, Civic Facility RB	5.13%	12/01/27	1,000	1,068,400
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (g)	5.38%	01/01/27	1,640	1,652,431
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,023,780
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	1,035	1,128,647
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/32	1,085	1,196,071
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (f)	5.00%	11/01/36	500	533,895

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/27	$1,000	$1,059,990
Series 2013 A, RB	5.00%	07/01/32	750	784,995
Series 2013 A, RB	5.00%	07/01/38	2,000	2,075,340
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	750	856,005
Triborough Bridge & Tunnel Authority; Series 2013 A, Ref. Sub. CAB RB (e)	0.00%	11/15/32	2,000	1,041,660
Series 2013 C, RB (h)	5.00%	11/15/38	7,210	8,096,758
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	2,500	2,773,800
Series 2010 A, RB	5.13%	09/01/40	985	1,068,863
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	2,070	1,932,262
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	1,970	1,736,141
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,122,850
Series 2009 A, Ref. RB	5.00%	07/01/26	815	913,077
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	1,430	1,353,638
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,200	1,276,272
				429,980,240

Guam–4.31%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	860	954,093
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	500	556,650
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (f)	6.25%	10/01/34	1,500	1,754,610
Series 2013 C, General RB (INS-AGM) (d)(f)	6.00%	10/01/34	950	1,108,460
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	1,020	1,129,497
Series 2012 A, Ref. RB	5.00%	10/01/34	1,370	1,468,010
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,500	3,838,695
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	435	472,262
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,125	1,242,011
				12,524,288

Puerto Rico–2.19%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	3,100	2,613,734
Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.25%	08/01/40	5,275	3,742,929
				6,356,663

Virgin Islands–1.76%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/44	785	842,666
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,880	2,125,393
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,200	1,301,508
Series 2012 A, RB (g)	4.00%	10/01/22	835	863,975
				5,133,542
TOTAL INVESTMENTS(j)–156.14% (Cost $421,605,816)				453,994,733
FLOATING RATE NOTE OBLIGATIONS–(27.96%)
Notes with interest rates ranging from 0.61% to 0.89% at 05/31/15, and contractual maturities of collateral ranging from 11/01/25 to 03/15/41(See Note 1D)(k)				(81,295,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.09)%				(90,390,464)
OTHER ASSETS LESS LIABILITIES–2.91%				8,456,288
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$290,765,557

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Investment	Abbreviations:

ACA	— ACA Financial Guaranty Corp.	NATL	— National Public Finance Guarantee Corp.
AGC	— Assured Guaranty Corp.	PILOT	—Payment-in-Lieu-of-Tax
AGM	— Assured Guaranty Municipal Corp.	RB	—Revenue Bonds
AMBAC	— American Municipal Bond Assurance Corp.	Ref.	—Refunding
BHAC	— Berkshire Hathaway Assurance Corp.	Sec.	—Secured
CAB	— Capital Appreciation Bonds	SGI	—Syncora Guarantee, Inc.
CIFG	— CIFG Assurance North America, Inc.	Sr.	—Senior
GO	— General Obligation	Sub.	—Subordinated
INS	— Insurer

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to the alternative minimum tax.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $9,676,414, which represented 2.54% of the Trust’s Net Assets.

(h)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(i)

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,503,480 which represents less than 1% of the Trust’s Net Assets.

(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(k)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Trust’s investments with a value of $142,344,936 are held by TOB Trusts and serve as collateral for the $81,295,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade New York Municipals

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Trust for Investment Grade New York Municipals

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $10,778,170 and $15,678,549, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,351,939
Aggregate unrealized (depreciation) of investment securities	(762,891)
Net unrealized appreciation of investment securities	$32,589,048
Cost of investments for tax purposes is $421,405,685.

Invesco Trust for Investment Grade New York Municipals

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Trust for Investment Grade New York Municipals

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.